Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS
— 97 .0%
Australia — 7 .3%
63,275
Aurizon Holdings, Ltd. .............. $ 166,415
46,975
BHP Group, Ltd. .................. 1,345,064
49,850
National Australia Bank, Ltd. ......... 945,298
4,900
Rio Tinto, Ltd. .................... 349,560
11,225
Sonic Healthcare, Ltd. .............. 255,855
244,375
South32, Ltd. ..................... 662,181
241,300
Stockland ....................... 602,474
40,050
Suncorp Group, Ltd. ................ 305,411
597,850
Vicinity Centres ................... 759,486
5,391,744
Austria — 1 .7%
13,875
ANDRITZ AG .................... 560,083
14,400
OMV AG ....................... 677,243
1,237,326
Belgium — 0 .9%
15,150
Ageas SA/NV .................... 668,003
875
Telenet Group Holding NV ........... 18,182
686,185
Denmark — 2 .5%
6,400
Carlsberg AS , Class B .............. 817,938
45,675
Danske Bank A/S .................. 650,079
6,100
Pandora A/S ...................... 387,548
1,855,565
Finland — 1 .8%
38,625
Fortum OYJ ...................... 583,811
157,900
Nokia OYJ ....................... 731,875
1,315,686
France — 12 .9%
30,575
ArcelorMittal SA .................. 685,656
27,100
AXA SA ........................ 619,006
17,875
BNP Paribas SA ................... 854,997
4,550
Capgemini SE .................... 784,694
38,500
Carrefour SA ..................... 683,425
14,625
Cie de Saint-Gobain ................ 631,935
4,175
Dassault Aviation SA ............... 651,980
8,100
Eiffage SA ....................... 732,726
61,450
Engie SA ........................ 711,527
558
Euroapi SA (a) .................... 8,803
6,875
Ipsen SA ........................ 650,947
14,025
Publicis Groupe SA ................ 689,757
12,850
Sanofi .......................... 1,295,872
11,150
TotalEnergies SE .................. 586,902
9,588,227
Germany — 6 .3%
16,250
Bayer AG ....................... 970,392
8,875
Bayerische Motoren Werke AG ........ 687,995
97,075
Deutsche Lufthansa AG (a) ........... 571,797
42,200
Deutsche Telekom AG .............. 839,327
24,475
Fresenius SE & Co. KGaA ........... 744,327
14,675
Mercedes-Benz Group AG ........... 852,300
4,666,138
Shares Fair Value
COMMON STOCKS
— (continued)
Hong Kong — 2 .6%
39,200
ASM Pacific Technology, Ltd. ......... $ 333,641
91,000
CK Infrastructure Holdings, Ltd. ....... 559,007
77,000
Henderson Land Development Co., Ltd. .. 289,395
13,800
Jardine Matheson Holdings, Ltd. ....... 725,106
1,907,149
Israel — 1 .8%
5,300
Check Point Software Technologies, Ltd. (a) 645,434
90,900
Teva Pharmaceutical Industries, Ltd. ,
ADR (a) ..................... 683,568
1,329,002
Italy — 2 .5%
67,550
Mediobanca Banca di Credito Finanziario
SpA ....................... 585,836
71,425
Poste Italiane SpA (b) ............... 668,287
49,200
Stellantis NV ..................... 610,805
1,864,928
Japan — 22 .0%
36,300
Canon, Inc. ...................... 822,608
20,200
Dentsu Group, Inc. ................. 608,986
66,300
Inpex Corp. ...................... 710,755
30,100
ITOCHU Corp. ................... 812,037
103,100
Japan Post Holdings Co., Ltd. ......... 737,673
43,500
Japan Tobacco, Inc. ................ 753,802
76,700
Marubeni Corp. ................... 688,120
14,200
Mazda Motor Corp. ................ 115,907
28,400
Mitsubishi Corp. .................. 845,785
139,800
Mitsubishi HC Capital, Inc. ........... 645,229
20,200
Mitsubishi Heavy Industries, Ltd. ...... 706,025
41,300
Mitsui & Co., Ltd. ................. 907,548
31,300
Mitsui OSK Lines, Ltd. ............. 720,042
25,700
Nippon Telegraph & Telephone Corp. ... 738,442
10,500
Nippon Yusen KK ................. 719,932
129,100
Nissan Motor Co., Ltd. .............. 505,635
16,000
Open House Co., Ltd. ............... 636,892
69,500
Renesas Electronics Corp. (a) .......... 628,930
29,000
SBI Holdings, Inc. ................. 566,649
17,700
Sekisui Chemical Co., Ltd. ........... 242,667
18,200
SUMCO Corp. .................... 236,689
119,900
Sumitomo Chemical Co., Ltd. ......... 469,252
53,800
Sumitomo Corp. .................. 731,328
28,800
Sumitomo Mitsui Financial Group, Inc. .. 856,083
21,900
Taisei Corp. ...................... 682,842
14,700
USS Co., Ltd. .................... 254,781
16,344,639
Netherlands — 3 .8%
9,250
Heineken Holding NV .............. 671,963
80,450
ING Groep NV ................... 792,562
22,025
Koninklijke Ahold Delhaize NV ....... 573,289
16,675
NN Group NV .................... 755,259
2,793,073

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS
— (continued)
Norway — 1 .0%
38,975
DNB Bank ASA ................... $ 705,586
Spain — 4 .5%
77,050
Banco Bilbao Vizcaya Argentaria SA .... 350,006
32,400
Enagas SA ....................... 716,576
34,500
Endesa SA ....................... 652,651
57,125
Repsol SA ....................... 842,137
151,288
Telefonica SA .................... 772,406
3,333,776
Sweden — 2 .3%
4,350
Boliden AB ...................... 139,115
59,300
Skandinaviska Enskilda Banken AB , Class A 584,214
79,475
Svenska Handelsbanken AB , Class A .... 682,206
20,800
Swedbank AB , Class A .............. 263,798
1,669,333
Switzerland — 9 .6%
18,075
Adecco Group AG ................. 616,083
16,875
Holcim AG ...................... 723,761
16,850
Novartis AG ...................... 1,428,554
3,950
Roche Holding AG ................. 1,320,484
16,400
Swatch Group AG (The) ............. 1,286,387
10,325
Swiss Re AG ..................... 801,406
56,875
UBS Group AG ................... 919,483
7,096,158
United Kingdom — 13 .8%
21,450
Anglo American PLC ............... 766,807
28,325
British American Tobacco PLC ........ 1,214,131
57,850
GSK PLC ....................... 1,246,760
36,350
Imperial Brands PLC ............... 813,794
5,500
InterContinental Hotels Group PLC ..... 292,314
47,250
Kingfisher PLC ................... 141,206
255,975
M&G PLC ...................... 606,845
15,775
Rio Tinto PLC .................... 943,134
57,850
Shell PLC ....................... 1,506,575
25,700
Unilever PLC ..................... 1,171,401
623,950
Vodafone Group PLC ............... 970,175
60,700
WPP PLC ....................... 613,146
10,286,288
Total Common Stocks
    (Cost $ 76,766,733 ) ...............
72,070,803
PREFERRED STOCKS
— 0 .9%
Germany — 0 .9%
9,025
Bayerische Motoren Werke AG ........ 643,712
Total Preferred Stocks
    (Cost $ 740,639 ) .................
643,712
Shares Fair Value
MONEY MARKET FUND
— 0 .9%
United States — 0 .9%
676,141
Federated Treasury Obligations Fund ,
Institutional Shares , 1.37% (c) ..... $ 676,141
Total Money Market Fund
    (Cost $ 676,141 ) .................
676,141
Total Investments — 98 .7%
 (Cost $ 78,183,513 ) ............................
73,390,656
Net Other Assets (Liabilities) — 1 .3% ............... 937,871
NET ASSETS - 100.0% ........................
$ 74,328,527
(a) Represents non-income producing security.
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC
(the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) Represents the current yield as of report date.
ADR American Depositary Receipt

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Industry
Percentage
of net assets
Aerospace & Defense .......................... 0 .9%
Airlines .................................... 0 .8%
Automobiles ................................ 4 .7%
Banks ..................................... 9 .9%
Beverages .................................. 2 .0%
Building Products ............................ 0 .8%
Capital Markets .............................. 2 .0%
Chemicals .................................. 0 .6%
Communications Equipment ..................... 1 .0%
Construction & Engineering ..................... 1 .9%
Construction Materials ......................... 1 .0%
Diversified Financial Services .................... 1 .7%
Diversified Telecommunication Services ............ 3 .1%
Electric Utilities .............................. 2 .5%
Equity Real Estate Investment Trusts (REITs) ......... 1 .8%
Food & Staples Retailing ....................... 1 .7%
Gas Utilities ................................ 1 .0%
Health Care Providers & Services ................. 1 .3%
Hotels, Restaurants & Leisure .................... 0 .4%
Household Durables ........................... 1 .2%
Industrial Conglomerates ....................... 1 .0%
Insurance ................................... 6 .1%
IT Services ................................. 1 .1%
Machinery .................................. 1 .7%
Marine .................................... 2 .0%
Media ..................................... 2 .5%
Metals & Mining ............................. 6 .6%
Money Market Fund ........................... 0 .9%
Multi-Utilities ............................... 1 .0%
Oil, Gas & Consumable Fuels .................... 5 .8%
Personal Products ............................. 1 .6%
Pharmaceuticals .............................. 10 .2%
Professional Services .......................... 0 .8%
Real Estate Management & Development ............ 0 .4%
Road & Rail ................................ 0 .2%
Semiconductors & Semiconductor Equipment ........ 1 .5%
Software ................................... 0 .9%
Specialty Retail .............................. 0 .5%
Technology Hardware, Storage & Peripherals ......... 1 .1%
Textiles, Apparel & Luxury Goods ................. 2 .2%
Tobacco ................................... 3 .7%
Trading Companies & Distributors ................ 5 .3%
Wireless Telecommunication Services .............. 1 .3%
98 .7%

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund
June 30, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral International Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
June 30, 2022 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2022 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral International Equity Fund ...... $ 2,013,946 (a) $ 71,376,710 (b) $ — $ 73,390,656
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
June 30, 2022 (Unaudited)
without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.